Inventories - Summary of Inventories (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Classes of current inventories [abstract]
Consumables and spares	₨ 815	$ 11	₨ 833
Total	₨ 815	$ 11	₨ 833